Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Minimum [Member] | Balance Sheet Items, Except for Equity Accounts [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Currency exchange rates	1	1	1
Maximum [Member] | Balance Sheet Items, Except for Equity Accounts [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Currency exchange rates	7.296	7.1135	6.458
Items in the Statements of Income and Cash Flows [Member] | Minimum [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Currency exchange rates	1	1	1
Items in the Statements of Income and Cash Flows [Member] | Maximum [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Currency exchange rates	7.0533	6.5332	6.5095